OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Other Accounts Payables and Accrued Expenses
Other accounts payables and accrued expenses consisted of the following at June 30, 2025 and December 31, 2024, respectively:

	June 30, 2025	December 31, 2024
	(Unaudited)
Employees and payroll accruals	$7,199	$5,821
Professional fees	516	128
Non recurring engineering	765	417
Government authorities	4	261
Other payables	2,054	1,339
Total	$10,538	$7,966